Term Loan (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of debt
Debt consisted of the following as of June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
Term loan	$609,572	$2,374,031
Less: debt discount	(1,974)	(20,364)
Term Loan, net of debt discount	$607,598	$2,353,667